Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

March 2, 2009

Supplement to the Prospectus
No Load Shares
dated April 30, 2008.

This Supplement supersedes the Supplement dated December 29, 2008.

Effective immediately, the following paragraph replaces the fourth paragraph found on page 2 of the Prospectus in the section titled “Principal Investment Strategies”:

The Funds may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Funds may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities.  The Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Funds may invest a substantial portion of their assets in restricted securities, they may not invest more than 15% of their assets in illiquid securities.  The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Effective December 29, 2008, the following entities no longer serve as sub-advisors to the Underlying Funds.  Please disregard all references to the following entities in the Prospectus:

Graybeard Capital, LLC
Duncan-Hurst Capital Management, L.P.
Viewpoint Investment Partners

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – Global – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Long/Short Equity – Global – 1 Portfolio, all references to the Long/Short Equity – Global – 1 Portfolio shall be deleted from the Prospectus.

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Equity Options Overlay – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Equity Options Overlay – 1 Portfolio, all references to the Equity Options Overlay – 1 Portfolio shall be deleted from the Prospectus.

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Effective May 20, 2008, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

NEF Advisors, LLC

Addition of Sub-Advisor

Effective May 20, 2008, the Board of Trustees has appointed NEF Advisors, LLC (“NEF”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of NEF does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-42 describing the sub-advisors to the Funds is hereby amended to add the following:

 NEF Advisors, LLC:

The Advisor has entered into a sub-advisory agreement with NEF Advisors, LLC (“NEF”), to manage a portion of the Energy and Natural Resources – 1 Portfolio.  NEF is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  NEF provides investment advice and portfolio management services to investment companies.  As of June 20, 2008, NEF managed approximately $14 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

2

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

March 2, 2009

Supplement to the Prospectus
Class C Shares
dated April 30, 2008.

This Supplement supersedes the Supplement dated December 29, 2008.

Effective immediately, the following paragraph replaces the fourth paragraph found on page 2 of the Prospectus in the section titled “Principal Investment Strategies”:

The Funds may take temporary defensive positions in high quality, U.S. short-term debt securities or other money market instruments in response to adverse market, economic, political or other conditions.  The Funds may invest in foreign securities, depositary receipts relating to foreign securities and may enter into equity, interest rate, index and currency rate swap agreements.  In connection with certain hedged strategies pursued by the Underlying Funds, their investments may be in foreign securities.  The Funds may invest a substantial portion of their assets in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities.  While the Funds may invest a substantial portion of their assets in restricted securities, they may not invest more than 15% of their assets in illiquid securities.  The Underlying Funds may also invest up to 100% of their assets in shares of other investment companies that invest in the types of securities mentioned above, including shares of exchange-traded funds (“ETFs”).

Effective December 29, 2008, the following entities no longer serve as sub-advisors to the Underlying Funds.  Please disregard all references to the following entities in the Prospectus:

Graybeard Capital, LLC
Duncan-Hurst Capital Management, L.P.
Viewpoint Investment Partners

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Long/Short Equity – Global – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Long/Short Equity – Global – 1 Portfolio, all references to the Long/Short Equity – Global – 1 Portfolio shall be deleted from the Prospectus.

On November 27, 2008, the Board of Trustees determined to liquidate the assets of the Equity Options Overlay – 1 Portfolio effective on or before December 31, 2008.  Accordingly, upon liquidation of the assets of the Equity Options Overlay – 1 Portfolio, all references to the Equity Options Overlay – 1 Portfolio shall be deleted from the Prospectus.

1

Effective May 20, 2008, the following information supplements the section titled, “Investment Sub-Advisors to Underlying Funds” on the inside front cover of the Prospectus.

NEF Advisors, LLC

Addition of Sub-Advisor

Effective May 20, 2008, the Board of Trustees has appointed NEF Advisors, LLC (“NEF”), as sub-advisor to the Underlying Funds Trust (the “Trust”) to manage a portion of an Underlying Fund’s assets.  The appointment of NEF does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Therefore, the section of the Prospectus on pages 34-42 describing the sub-advisors to the Funds is hereby amended to add the following:

NEF Advisors, LLC:

The Advisor has entered into a sub-advisory agreement with NEF Advisors, LLC (“NEF”), to manage a portion of the Energy and Natural Resources – 1 Portfolio.  NEF is located at 527 Madison Avenue, 6th Floor, New York, NY 10022, and is a registered investment advisor.  NEF provides investment advice and portfolio management services to investment companies.  As of June 20, 2008, NEF managed approximately $14 million in assets.

Please retain this Supplement with your
Prospectus for future reference.

 2